Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Reserve Estimate Methodology, Historical Loss Period Factor	72 months
Beginning balance	$ 59,468	$ 55,537	$ 68,444
Charge-offs	24,780	19,153	61,268
Recoveries	(26,997)	(19,669)	(12,942)
Net charge-offs (recoveries)	(2,217)	(516)	48,326
Provision (Recovery)	(7,333)	3,415	35,419
Ending balance	54,352	59,468	55,537
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,218	15,635	16,950
Charge-offs	3,779	6,160	26,847
Recoveries	(1,003)	(1,314)	(1,066)
Net charge-offs (recoveries)	2,776	4,846	25,781
Provision (Recovery)	(723)	3,429	24,466
Ending balance	10,719	14,218	15,635
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,899	11,736	15,539
Charge-offs	8,003	1,832	10,454
Recoveries	(7,759)	(726)	(783)
Net charge-offs (recoveries)	244	1,106	9,671
Provision (Recovery)	(6,847)	5,269	5,868
Ending balance	8,808	15,899	11,736
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	6,855	6,841	14,433
Charge-offs	1,316	1,791	9,985
Recoveries	(12,572)	(9,378)	(2,979)
Net charge-offs (recoveries)	(11,256)	(7,587)	7,006
Provision (Recovery)	(9,459)	(7,573)	(586)
Ending balance	8,652	6,855	6,841
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,251	14,759	15,692
Charge-offs	3,944	3,207	8,607
Recoveries	(2,985)	(6,000)	(5,559)
Net charge-offs (recoveries)	959	(2,793)	3,048
Provision (Recovery)	1,480	(3,301)	2,115
Ending balance	14,772	14,251	14,759
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,245	6,566	5,830
Charge-offs	7,738	6,163	5,375
Recoveries	(2,671)	(2,249)	(2,555)
Net charge-offs (recoveries)	5,067	3,914	2,820
Provision (Recovery)	8,223	5,593	3,556
Ending balance	11,401	8,245	6,566
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	(7)	(2)	0
Net charge-offs (recoveries)	(7)	(2)	0
Provision (Recovery)	(7)	(2)	0
Ending balance	$ 0	$ 0	$ 0